Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Share capital	Foreign currency translation reserve	Contributed surplus	Equity-settled share-based payment reserve	Retained loss	Non-controlling interests (NCI)	Total
Opening balance at Dec. 31, 2022	$ 140,743	$ 83,471	$ (9,787)	$ 132,591	$ 14,997	$ (80,529)	$ 16,946	$ 157,689
Dividends	(8,752)					(8,752)	(1,512)	(10,264)
Shares issued on settlement of incentive plan awards - cash-settled	351	351						351
Equity-settled share-based expense	640				640			640
Equity raise (net of transaction cost)	15,569	15,569						15,569
Bilboes acquisition	65,677	65,677						65,677
Profit (loss) for the year	(7,862)					(7,862)	3,022	(4,840)
Other comprehensive income for the year	(622)		(622)					(622)
Ending balance at Dec. 31, 2023	205,744	165,068	(10,409)	132,591	15,637	(97,143)	18,456	224,200
Dividends	(10,752)					(10,752)	(3,024)	(13,776)
Shares issued on settlement of incentive plan awards - cash-settled	83	83						83
Equity-settled share-based expense	762				762			762
Shares issued on settlement of incentive plan awards - equity-settled	220	220						220
Options exercised	37	37						37
Profit (loss) for the year	17,899					17,899	5,155	23,054
Other comprehensive income for the year	(116)		(116)					(116)
Ending balance at Dec. 31, 2024	213,877	165,408	(10,525)	132,591	16,399	(89,996)	20,587	234,464
Dividends	(10,809)					(10,809)	(9,072)	(19,881)
Shares issued on settlement of incentive plan awards - cash-settled	60	60						60
Equity-settled share-based expense	229				229			229
Shares issued on settlement of incentive plan awards - equity-settled	(41)	766			(807)			(41)
Options exercised	95	95						95
Profit (loss) for the year	55,219					55,219	12,292	67,511
Other comprehensive income for the year	1,109		1,109					1,109
Blanket Fremiro non-distributable reserve	(742)				(742)		742
Ending balance at Dec. 31, 2025	$ 258,997	$ 166,329	$ (9,416)	$ 132,591	$ 15,079	$ (45,586)	$ 24,549	$ 283,546